Inst Adv Inst | Spartan U.S. Bond Index Fund
Fund Summary Fund/Class: Spartan® U.S. Bond Index Fund/Institutional, Fidelity Advantage® Institutional
Investment Objective
The fund seeks to provide investment results that correspond to the aggregate price and interest performance of the debt securities in the Barclays Capital® U.S. Aggregate Bond Index.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Inst Adv Inst Spartan U.S. Bond Index Fund (USD $)	Spartan U.S. Bond Index Fund - Institutional Class	Spartan U.S. Bond Index Fund - Fidelity Advantage Institutional Class
Shareholder fees (fees paid directly from your investment)	none	none

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses Inst Adv Inst Spartan U.S. Bond Index Fund	Spartan U.S. Bond Index Fund - Institutional Class	Spartan U.S. Bond Index Fund - Fidelity Advantage Institutional Class
Management fee	0.05%	0.05%
Distribution and/or Service (12b-1) fees	none	none
Other expenses	0.02%	none
Total annual operating expenses	0.07%	0.05%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example Inst Adv Inst Spartan U.S. Bond Index Fund (USD $)	Spartan U.S. Bond Index Fund - Institutional Class	Spartan U.S. Bond Index Fund - Fidelity Advantage Institutional Class
1 year	7	5
3 years	23	16
5 years	40	28
10 years	90	64

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 106% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing at least 80% of the fund's assets in bonds included in the Barclays Capital® U.S. Aggregate Bond Index (the Index).
  Using statistical sampling techniques based on duration, maturity, interest rate sensitivity, security structure, and credit quality to attempt to replicate the returns of the Index using a smaller number of securities.
  Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default) and futures contracts - and forward-settling securities, to adjust the fund's risk exposure.
  Investing in Fidelity's central funds (specialized investment vehicles used by Fidelity funds to invest in particular security types or investment disciplines).

Principal Investment Risks
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Entities located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from its index.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance is not an indication of future performance.

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Performance history will be available for Institutional Class and Fidelity Advantage Institutional Class after Institutional Class and Fidelity Advantage Institutional Class have been in operation for one calendar year.

Year-by-Year Returns Calendar Years
[1]	The returns shown above are for Investor Class, which is not offered through this prospectus. Institutional Class and Fidelity Advantage Institutional Class would have substantially similar annual returns to Investor Class because the classes are invested in the same portfolio of securities. Institutional Class's and Fidelity Advantage Institutional Class's returns would differ from Investor Class's returns to the extent that the classes do not have the same expenses.

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	4.86%	September 30, 2001
Lowest Quarter Return	-2.56%	June 30, 2004
Year-to-Date Return	6.61%	September 30, 2011

Average Annual Returns For the periods ended December 31, 2010
Average Annual Total Returns Inst Adv Inst Spartan U.S. Bond Index Fund		Past 1 year	Past 5 years	Past 10 years
Spartan U.S. Bond Index Fund - Investor Class	[1]	6.29%	5.24%	5.58%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		6.54%	5.80%	5.84%
[1]	The returns shown above are for Investor Class, which is not offered through this prospectus. Institutional Class and Fidelity Advantage Institutional Class would have substantially similar annual returns to Investor Class because the classes are invested in the same portfolio of securities. Institutional Class's and Fidelity Advantage Institutional Class's returns would differ from Investor Class's returns to the extent that the classes do not have the same expenses.